Contingent Liabilities and Provisions - Disclosure of Changes in the Restructuring Provisions (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of other provisions [line items]
Balance at beginning of year	$ 99	$ 222
Additional new provisions recognized	6	14
Amounts incurred and charged against existing provisions	(59)	(112)
Unused amounts reversed	(11)	(25)
Balance at end of year	$ 35	$ 99